Finance Income and Finance Costs - Financial Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Finance Costs [line items]
Finance costs	¥ 22,445	¥ 24,584	¥ 21,586
Interest expense [member]
Finance Costs [line items]
Finance costs	19,133	21,339	19,292
Other Financial Costs [member]
Finance Costs [line items]
Finance costs	¥ 3,311	¥ 3,245	¥ 2,293